
                             PHOENIX CORPORATE EDGE
                         PHOENIX EXECUTIVE BENEFIT - VUL
                             PHOENIX EXECUTIVE VUL(SM)
PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT ISSUED BY PHOENIX LIFE INSURANCE COMPANY

                              PROSPECTUS SUPPLEMENT




THE FOLLOWING REPLACES THE PARAGRAPH IN "THE POLICY" SECTION, UNDER "MINIMUM ISSUE PREMIUM" IN YOUR PROSPECTUS:

We generally require a minimum premium on a case basis of $100,000 for fully underwritten cases and $50,000 for simplified issue and guaranteed issue cases. There may be additional restrictions in some states.


March 1, 2004
                 Keep this supplement with your prospectus for future reference.




TF852